Average Annual Total Returns{- Fidelity Freedom Blend 2060 Fund} - 03.31 Fidelity Freedom Blend Funds - Retail Combo Pro-06 - Fidelity Freedom Blend 2060 Fund	Fidelity Freedom Blend 2060 Fund- Retail Return Before Taxes Past 1 year	Fidelity Freedom Blend 2060 Fund- Retail Return Before Taxes Since Inception		Fidelity Freedom Blend 2060 Fund- Retail After Taxes on Distributions Past 1 year	Fidelity Freedom Blend 2060 Fund- Retail After Taxes on Distributions Since Inception		Fidelity Freedom Blend 2060 Fund- Retail After Taxes on Distributions and Sales Past 1 year	Fidelity Freedom Blend 2060 Fund- Retail After Taxes on Distributions and Sales Since Inception		SP001 Past 1 year	SP001 Since Inception		F1032 Past 1 year	F1032 Since Inception
Total	16.25%	13.50%	[1]	13.64%	11.81%	[1]	10.57%	10.18%	[1]	28.71%	18.13%	[1]	16.18%	13.11%	[1]

[1]	(a)From August 31, 2018